Acquisition of Atlas Bank - Summary of Assets Acquired and Liabilities Assumed through Merger at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Consideration Paid:
Shares of capital stock issued to mutual holding company	$ 15,500
Recognized amounts of identifiable assets acquired and liabilities assumed, at fair value:
Deferred income tax assets, net	615	615	920
Gain on bargain purchase	(226)
Atlas Bank [Member]
Consideration Paid:
Shares of capital stock issued to mutual holding company	15,500	15,500
Total consideration paid	15,500
Recognized amounts of identifiable assets acquired and liabilities assumed, at fair value:
Cash and cash equivalents	9,133	9,133
Debt securities	2,998	2,998
Net loans receivable	78,725	78,725
Mortgage-backed securities	23,896	23,896
Premises and equipment	2,196	2,196
Federal Home Loan Bank stock	1,037	1,037
Interest receivable	374	374
Deferred income tax assets, net	511	511
Core deposit intangible	398	398
Other assets	1,671	1,671
Fair value of assets acquired	120,939	120,939
Deposits	86,099	86,099
Federal Home Loan Bank advances	18,693	18,693
Other liabilities	421	421
Fair value of liabilities assumed	105,213	105,213
Total identifiable net assets	15,726	15,726
Gain on bargain purchase	(226)
Total	$ 15,500	$ 15,500